Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)		Dec. 31, 2025	Jun. 30, 2025
Trade and other current receivables [abstract]
Trade receivables- Related parties (Note20)		$ 111,503	$ 44,387
Trade receivables, net	[1]	5,054,894	5,285,794
Total current trade and other receivables		$ 5,166,397	$ 5,330,181

[1]	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$169,148 on December 31, 2025 and June 30, 2025, respectively.